Variable Account D of Union Security Insurance Company
TD Waterhouse Variable Annuity

Separate Account A of Union Security Life Insurance Company of New York
TD Waterhouse Variable Annuity

Union Security Insurance Company
TD Waterhouse Variable Annuity

Union Security Life Insurance Company of New York
TD Waterhouse Variable Annuity

Supplement dated January 7, 2025 to the variable annuity prospectus dated May 1, 2024

Effective on or about March 3, 2025:
•NS Partners Ltd, the sub-adviser to the NVIT Emerging Markets Fund in your contract, is removed and replaced with FIAM LLC.; and
•NVIT Emerging Markets Fund is renamed NVIT Fidelity Institutional AM® Emerging Markets Fund. All references to the former name in the prospectus are replaced accordingly.

This supplement should be retained for future reference.

HV-8153